Cash and Cash Equivalents - Schedule of Net Ongoing Clearance Operations (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Documents drawn on other banks (clearing)	$ 115,967	$ 109,635
Funds receivable	298,452	262,821
Subtotal transactions in the course of collection	414,419	372,456
Liabilities
Funds payable	(564,172)	(283,605)
Subtotal transactions in the course of payments	(564,172)	(283,605)
Net transactions in the course of settlement	$ (149,753)	$ 88,851